UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.  Name and address of issuer:     	Fund for Tax-Free Investors, Inc.
				4922 Fairmont Avenue
				Bethesda, Maryland  20814

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the
issuer, check the box but do not list series or classes):  	X

3.  Investment Company Act File Number:  811-3720

     Securities Act File Number:   2-83299

4 (a).	Last day of fiscal year for which this notice is filed:   December
31, 1998

4 (b).  p Check box if this Form is being filed late (i.e., more than 90
calendar days	after the end of the issuer's fiscal year).
	(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 (c). p Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)		Aggregate sale price of securities sold during
			the fiscal year pursuant to section 24f-2:	$59,355,797

	(ii)		Aggregate price of securities redeemed or
			repurchased during the fiscal year:		$57,078,039

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:				$7,860,984

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:
   	  										$64,939,023

	(v)		Net sales if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(I)]:
            0

	(vi)	Redemption credits available for use in future years
	 if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:				$(5,583,226)

	(vii) 	Multiplier for determining registration fee (See Instruction C.9):
						           			x0.000278

	(viii) 	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			=	$0



6.	Prepaid Shares

	If the response to Item 5(I) was determined by deducting an amount of
	securities that were registered under the Securities Act of 1933 pursuant to
	rule 24e-2 as in effect before [effective date of rescission of rule 24e-2],
	then report the amount of securities (number of shares or other units)
	deducted here:___________.  If there is a number of shares or other units
	that were registered pursuant to rule 24e-2 remaining unsold at the end of
	the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.

7.	Interest due if this Form is being filed more than 90 days after the end of
	the issuer's fiscal year (see Instruction D):												 			+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line
	5(viii) plus line 7):					 =	$ 0

9.	Date the registration fee and any interest payment was sent to the
	Commission's lockbox depository:

	Method of Delivery:  NA

				p  Wire Transfer
				p  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Edward J. Karpowicz____
				Edward J. Karpowicz
				Controller

Date: 3/29/99

* Please print the name and title of the signing officer below the signature.